Goodwill and Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization of intangible assets	¥ 10,292	¥ 10,387	¥ 11,410
Goodwill acquired during the period	¥ 9,996	¥ 25,854
Software
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	3 years
Patent rights
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	7 years
Customer relationships
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	10 years